20. TRADE AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2017
Trade And Other Accounts Payable
20. TRADE AND OTHER ACCOUNTS PAYABLE

This caption comprises the following:

	Total current
	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Trade payables	76,352,397	76,055,889

Other payables	28,170,980	25,449,738
Dividends payable	8,990,455	9,297,343
Withholdings	7,239,950	7,808,563
Total	120,753,782	118,611,533

Other payables consists mainly of debts corresponding to personnel´s pension discounts and debts due to advertising contributions.

As of December 31, 2017, suppliers with current payments by type of supplier and per payment terms are as follows:

	Amounts per payment date
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-365	366 and thereafter	Total ThCh$	Average payment period (days)
Products	20,809,989	4,687,050	2,809,968	908,032	5,558,560	24,714	34,798,313	64
Services	12,983,543	2,683,104	1,471,827	209,566	885,630	—	18,233,670	45
Other	1,422,683	396,614	318,939	405,099	986,143	27,354	3,556,832	37
Total ThCh$	35,216,215	7,766,768	4,600,734	1,522,697	7,430,333	52,068	56,588,815

As of December 31, 2017, suppliers with amounts past due by type of supplier and per payment terms are as follows:

	Amount per past due days
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-180	181 and thereafter	Total ThCh$
Products	3,823,975	521,078	50,247	625,877	432,589	9,516,798	14,970,564
Services	1,780,743	663,287	225,257	638,020	233,965	646,145	4,187,417
Other	386,741	28,890	10,188	3,684	48,821	127,277	605,601
Total ThCh$	5,991,459	1,213,255	285,692	1,267,581	715,375	10,290,220	19,763,582

As of December 31, 2016, suppliers with current payments by type of supplier and per payment terms are as follows:

	Amounts per payment date
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-365	366 and thereafter	Total ThCh$	Average payment period (days)
Products	25,108,130	10,001,845	4,770,684	4,255,281	1,621,348	2,511	45,759,799	51
Services	12,346,170	1,745,142	800,638	59,793	246,293	—	15,198,036	40
Other	2,946,102	35,505	223,043	180,381	843	—	3,385,874	34
Total ThCh$	40,400,402	11,782,492	5,794,365	4,495,455	1,868,484	2,511	64,343,709

As of December 31, 2016, suppliers with amounts past due by type of supplier and per payment terms are as follows:

	Amount per past due days
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-180	181 and thereafter	Total ThCh$
Products	2,519,777	1,404,401	432,195	14,958	178,608	585,510	5,135,449
Services	2,051,400	1,271,089	190,161	352,593	154,344	576,949	4,596,536
Other	292,026	216,525	235,489	252,447	504,335	479,373	1,980,195
Total ThCh$	4,863,203	2,892,015	857,845	619,998	837,287	1,641,832	11,712,180